PBHG FUNDS
                        Supplement Dated October 5, 2005


                  This Supplement updates certain information contained in the currently effective Prospectuses of PBHG Funds, each dated July 22, 2005. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-800-433-0051 or via the Internet at www.pbhgfunds.com.

Termination of Investment Advisory Arrangements

                  Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"), its parent company, Old Mutual (US) Holdings Inc., ("OMUSH"), and an unaffiliated investment adviser, Forstmann-Leff Associates, LLC, have agreed to a transaction (the "Transaction") that will result in the replacement of Liberty Ridge Capital as the investment adviser to PBHG Funds and its investment portfolios ("Funds").

                  The Transaction will involve OMUSH obtaining a controlling interest of a new entity to be named ForstmannLeff LLC ("ForstmannLeff"), which will be comprised of the assets of Forstmann-Leff Associates, LLC and certain specified assets of Liberty Ridge Capital. The employees of ForstmannLeff will be the former employees of Forstmann-Leff Associates, LLC and certain former investment professionals of Liberty Ridge Capital.

                  Upon the closing of the Transaction, which is expected to occur on or about October 31, 2005, the investment advisory contract between PBHG Funds and Liberty Ridge Capital will automatically terminate. The investment sub-advisory contracts between PBHG Funds, Liberty Ridge Capital and each of the sub-advisers to certain Funds will also automatically terminate upon the closing of the Transaction. The following paragraphs describe the new investment advisory and sub-advisory arrangements that will be established following the closing of the Transaction. Between the date of this Supplement and the closing of the Transaction, Liberty Ridge Capital and the Fund's existing sub-advisers will continue to provide investment advisory and sub-advisory services in accordance with their respective advisory and sub-advisory agreements.

New Investment Advisory and Sub-Advisory Arrangements

                  The Board of Trustees of PBHG Funds (the "Board"), including all the independent Trustees on the Board, has approved Old Mutual Capital, Inc. ("OMCAP"), an affiliate of OMUSH, as the new investment adviser to PBHG Funds. This appointment will become effective upon shareholder approval of a new management agreement between PBHG Funds and OMCAP, which has been approved by the Board.

                  OMCAP has appointed ForstmannLeff as a sub-adviser with respect to the following Funds: PBHG Emerging Growth Fund, PBHG Growth Fund, PBHG Large Cap Growth Concentrated Fund, PBHG Large Cap Growth Fund, PBHG Select Growth Fund, PBHG Strategic Small Company Fund, PBHG Focused Fund, PBHG Large Cap Fund, PBHG Mid-Cap Fund, PBHG Small Cap Fund and PBHG Technology & Communications Fund. This appointment will become effective upon shareholder approval of a new investment sub-advisory agreement between PBHG Funds, OMCAP and ForstmannLeff, which has been approved by the Board.

                  In addition, OMCAP has appointed Analytic Investors, Inc., Heitman Real Estate Securities LLC, Dwight Asset Management Company and Thompson Siegel & Walmsley, Inc., each a sub-adviser for one or more Funds (collectively, the "Existing Sub-Advisers" and, together with ForstmannLeff, the "Sub-Advisers"), as sub-adviser to the Fund or Funds currently managed by the Existing Sub-Advisers. These appointments will become effective upon shareholder approval of new investment sub-advisory agreements between PBHG Funds, OMCAP and each of the Existing Sub-Advisers, which have been approved by the Board.

                  With respect to Pacific Financial Research, Inc. ("PFR"), sub-adviser to the Clipper Focus Fund, the Board is evaluating the recent announcement by PFR to reorganize with an affiliated company Barrow, Hanley, Mewhinney & Strauss, Inc. on or about January 1, 2006 and the recent decision of three of the six principals of PFR and portfolio managers of the Clipper Focus Fund, James H. Gipson, Michael C. Sandler and Bruce G. Veaco, to leave PFR on December 31, 2005. The Board is working with PFR and its parent company Old Mutual Asset Management to ensure uninterrupted portfolio management for the Clipper Focus Fund and is considering the reorganization of PFR.

Interim Investment Advisory and Sub-Advisory Arrangements

                  In order to avoid disruption of the Funds' investment management program, the Board approved an interim advisory agreement with OMCAP and interim sub-advisory agreements with each of the Sub-Advisers and PFR (collectively, "Interim Agreements"), pursuant to which OMCAP and the Sub-Advisers and PFR will provide the Funds advisory and sub-advisory services. The Interim Agreements will commence on the closing of the Transaction and remain in effect for a period that will expire on the earlier of: (i) the date on which the shareholders of each Fund approve a new management agreement and respective subadvisory agreements for the Funds; and (ii) 150 days after the closing of the Transaction.

Change of Portfolio Managers

                  Effective upon the closing of the Transaction, the portfolio managers for the following Funds will be replaced with portfolio managers employed by ForstmannLeff, which will include certain portfolio managers previously employed by Liberty Ridge Capital. The portfolio managers for the remaining Funds will remain unchanged.

----------------------------- ------------------------------ -----------------------------------------------------------------
            Fund               Existing Portfolio Manager                         New Portfolio Manager
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Emerging Growth Fund          James M. Smith                 Samuel H. Baker, CFA has managed the PBHG Growth Fund since
                                                             December 9, 2004.  Mr. Baker joined Liberty Ridge Capital in
                                                             1996 as a portfolio manager and since that time has co-managed a series of investment limited partnerships that invest in small sized public equity securities as well as privately
                                                             placed equity securities.  Upon the closing of the Transaction,
                                                             Mr. Baker will be employed by ForstmannLeff as a portfolio manager.
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------


Strategic Small Company Fund  James M. Smith and James B.    Samuel H. Baker (See biography above)
                              Bell, III
                                                             Nancy B. Tooke, CFA is the Chief Investment Officer and portfolio manager for ForstmannLeff's SmallCap and MidCap Core
                                                             products. She joined in 2004 when ForstmannLeff acquired
                                                             the business from Schroder Investment Management. Nancy has research responsibility for the Technology and
                                                             Telecommunications sectors. Nancy started her career at
                                                             Brown Brothers Harriman & Co., as an assistant portfolio
                                                             manager in 1969. In 1971, she moved on to Baker Weeks &
                                                             Co., as a Securities Analyst. She moved on as a Portfolio
                                                             Manager at The Equitable Life Assurance Society in 1975
                                                             before becoming Portfolio Manager at State Street. In 1981, she became Vice President, Securities Analyst at E.F.
                                                             Hutton & Co, and in 1985, she founded New England Equity
                                                             Research, which she sold in 1988. The next year, she
                                                             founded the current strategies at Wertheim Asset Management where she built the team up continuing through its
                                                             acquisition by Schroders in 1994. Nancy is a CFA
                                                             charterholder and has a BA from Smith College.

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Technology and Communications James M. Smith                 Jerome J.  Heppelmann,  CFA has managed
Fund                                                         the Focused Fund, Mid-Cap Fund and Large
                                                             Cap Fund since December 9, 2004. Mr. Heppelmann has been
                                                             involved in the management of the Mid-Cap Fund and the
                                                             Focused Fund since June 1999. Mr. Heppelmann joined Liberty
                                                             Ridge Capital in 1994 as a Vice President of
                                                             Marketing/Client Service and since 1997 has been a member
                                                             of Liberty Ridge Capital's investment team. Prior to
                                                             joining Liberty Ridge Capital, Mr. Heppelmann worked in the
                                                             Investment Advisory Group for SEI Investments. Upon the
                                                             closing of the Transaction, Mr. Heppelmann will be employed by ForstmannLeff as a portfolio manager.
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Growth Fund                   Samuel H. Baker                Thomas A. Galvin is Co-Chief Investment Officer and is on the
                                                             Investment Policy Committee of ForstmannLeff.  He joined
                                                             ForstmannLeff as a Portfolio Manager and Research Analyst in
                                                             1991.  Tom started his career at Dean Witter Reynolds as a
                                                             Research Analyst from 1980 to 1983.  From 1983 to 1988, he worked at Lehman Brothers as Vice President/Research Analyst and from 1988 to 1991, he was Vice President/Research Analyst at Smith Barney.  Tom has an MBA from Fordham University and a
                                                             BA degree from Queens College.  He is a member of AIMR,
                                                             National Association of Software Investment Analysts and New
                                                             York Society of Security Analysts.

                                                             William L. Potter is Co-Chief Investment Officer and is on the
                                                             Investment Policy Committee of ForstmannLeff. He joined
                                                             ForstmannLeff as a Portfolio Manager and Research Analyst
                                                             in 2002. Will started his career in 1982 at Manufacturers
                                                             Hanover Trust. He was a Corporate Lending Officer at
                                                             Chemical Bank from 1985 to 1987. From 1988 to 1992, he
                                                             worked in Venture Capital at Safeguard Securities and moved on to Research at Wertheim Schroder from 1992 to 1994. Will was Vice President of Equity Research at Alex Brown from
                                                             1994 to 1997. He came to ForstmannLeff from ABN AMRO
                                                             (formerly ING Barings and Furman Selz) where he was
                                                             Managing Director from 1997 to 2002.
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------


Large Cap Growth Fund         Michael S. Sutton              Thomas A. Galvin (See biography above)

                                                             William L. Potter (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Large Cap Growth              Michael S. Sutton              Thomas A. Galvin (See biography above)
Concentrated Fund
                                                             William L. Potter (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Select Growth Fund            Michael S. Sutton              Thomas A. Galvin (See biography above)

                                                             William L. Potter (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Mid-Cap Fund                  Jerome J. Heppelmann           Nancy B. Tooke (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Small Cap Fund                James B. Bell                  Nancy B. Tooke (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------


New Fee Arrangements

In connection with the Board's appointment of OMCAP as PBHG Funds' new investment adviser, OMCAP has agreed to a new fee arrangement that will reduce the combined advisory and administrative services fees paid by most of the Funds. OMCAP has also agreed to lower the expense caps on most of the Funds by contractually waiving its fees or reimbursing expenses of a Fund to the extent the Fund's expenses exceed the agreed upon expense cap. The new fee arrangements will become effective upon shareholder approval of the new management agreement with OMCAP and investment sub-advisory agreements with the Sub-Advisers.

Upcoming Shareholders Meeting

                  More information regarding the new advisory and sub-advisory arrangements will be contained in proxy materials that are expected to be delivered to shareholders in November, 2005. The Board has called a special meeting of shareholders of the Funds to be held on December 15, 2005 for purposes of voting on the new advisory and subadvisory agreements, as well as on certain other matters. Shareholders of record of the Funds at the close of business on October 31, 2005 will be entitled to notice of and to vote at the special meeting.

Related Name Changes

                  Upon the closing of the Transaction, PBHG Funds will be renamed Old Mutual Advisor Funds II; the "PBHG Class" shares of PBHG Funds will be renamed "Class Z" shares; and each of the Funds will be renamed as follows:

------------------------------------------------------------ ----------------------------------------------------------
                         Old Name                                                    New Name
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Growth Fund                                             Old Mutual ForstmannLeff Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Emerging Growth Fund                                    Old Mutual ForstmannLeff Emerging Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Large Cap Growth Fund                                   Old Mutual ForstmannLeff Large Cap Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Select Growth Fund                                      Old Mutual ForstmannLeff Select Growth Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Large Cap Growth Concentrated Fund                      Old Mutual ForstmannLeff Large Cap Growth Concentrated
                                                             Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Strategic Small Company Fund                            Old Mutual ForstmannLeff Strategic Small Company Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Analytic Disciplined Equity Fund                             Old Mutual Analytic Disciplined Equity Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Large Cap Fund                                          Old Mutual ForstmannLeff Large Cap Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Mid-Cap Fund                                            Old Mutual ForstmannLeff Mid-Cap Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Small Cap Fund                                          Old Mutual ForstmannLeff Small Cap Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Focused Fund                                            Old Mutual ForstmannLeff Focused Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Clipper Focus Fund                                           Old Mutual Clipper Focus Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
TS&W Small Cap Value Fund                                    Old Mutual TS&W Small Cap Value Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Heitman REIT Fund                                            Old Mutual Heitman REIT Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
PBHG Technology & Communications Fund                        Old Mutual ForstmannLeff Technology & Communications
                                                             Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Dwight Short Term Fixed Income Fund                          Old Mutual Dwight Short Term Fixed Income Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Dwight Intermediate Fixed Income Fund                        Old Mutual Dwight Intermediate Fixed Income Fund
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Cash Reserves Fund                                           Old Mutual Cash Reserves Fund
------------------------------------------------------------ ----------------------------------------------------------

                  References throughout the Prospectuses and the Statement of Additional Information will be deemed modified accordingly.